Loss per share - Computation of basic and diluted profit/(loss) per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) category ¥ / shares shares	Dec. 31, 2022 CNY (¥) category ¥ / shares shares	Dec. 31, 2021 CNY (¥) category ¥ / shares shares
Loss per share
Number of categories of dilutive securities | category	2	2	2
Loss attributable to owners of the Company - basic | ¥	¥ (37,432)	¥ (76,247)	¥ (586,619)
Loss attributable to owners of the Company - diluted | ¥	¥ (37,432)	¥ (76,247)	¥ (586,619)
Weighted average number of shares - basic | shares	131,658,595	81,911,577	65,960,235
Weighted average number of shares - diluted | shares	131,658,595	81,911,577	65,960,235
Loss per share - basic (RMB) | ¥ / shares	¥ (0.28)	¥ (0.93)	¥ (8.89)
Loss per share - diluted (RMB) | ¥ / shares	¥ (0.28)	¥ (0.93)	¥ (8.89)